UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
"                            WASHINGTON, D.C. 20549"


                                FORM ABS-15G


                        ASSET-BACKED SECURITIZER REPORT
                        PURSUANT TO SECTION 15G OF THE
                        SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

  _X_  Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for
"       the reporting period January 1, 2014 to December 31, 2014"

"DATE OF REPORT (DATE OF EARLIEST EVENT REPORTED): February 9, 2015"




            028-00331                                  0000315038
     (COMMISSION FILE NUMBER                      (CENTRAL INDEX KEY
       OF SECURITIZER)                          NUMBER OF SECURITIZER)


"                   WILLIAM MARTIN, MANAGING DIRECTOR 704-988-1450"
"                  NAME AND TELEPHONE NUMBER, INCLUDING AREA CODE,"
              OF THE PERSON TO CONTACT IN CONNECTION WITH THIS FILING


INDICATE BY CHECK MARK WHETHER THE SECURITIZER HAS NO ACTIVITY TO REPORT FOR THE INITIAL PERIOD PURSUANT TO RULE 15Ga-1(c)(1) ___

INDICATE BY CHECK MARK WHETHER THE SECURITIZER HAS NO ACTIVITY TO REPORT FOR THE QUARTERLY PERIOD PERSUANT TO RULE 15Ga-1(c)(2)(i) ___

INDICATE BY CHECK MARK WHETHER THE SECURITIZER HAS NO ACTIVITY TO REPORT FOR THE ANNUAL PERIOD PURSUANT TO RULE 15Ga-1(c)(2)(ii) _X_

SIGNATURES

"Pursuant to the requirements of the Securities Exchange Act of 1934," the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

                                           TEACHERS INSURANCE AND ANNUITY
						ASSOCIATION OF AMERICA
                                           (Securitizer)

                                           By:  /s/ William Martin
                                                -----------------------
                                              William Martin
						Managing Director


"Dated: February 9, 2015"